VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 4.2%
430,220		Dexus	$ 2,755,525	1.6
402,522		Ingenia Communities Group	1,325,904	0.7
157,181	(1)	Lifestyle Communities Ltd.	1,105,463	0.6
823,270		Stockland	2,249,030	1.3
			7,435,922	4.2

		Belgium: 1.4%
4,633		Montea C.V.A	548,650	0.3
24,526		Shurgard Self Storage SA	1,069,891	0.6
23,243		Warehouses De Pauw CVA	845,844	0.5
			2,464,385	1.4

		Canada: 2.8%
88,504		Canadian Apartment Properties REIT	3,087,387	1.8
17,852	(1)	Granite Real Estate Investment Trust	1,036,088	0.6
104,641		H&R Real Estate Investment Trust	759,925	0.4
			4,883,400	2.8

		Finland: 0.6%
48,260		Kojamo Oyj	1,036,518	0.6

		Germany: 9.0%
42,129	(2),(3)	ADO Properties SA	1,165,647	0.6
24,453	(2)	Deutsche Euroshop AG	303,264	0.2
65,627		Deutsche Wohnen SE	3,280,010	1.9
25,683		LEG Immobilien AG	3,660,848	2.1
63,337		TAG Immobilien AG	1,909,866	1.1
80,080		Vonovia SE	5,489,755	3.1
			15,809,390	9.0

		Hong Kong: 6.7%
256,500		Hongkong Land Holdings Ltd. - HKHGF	955,626	0.5
427,842		Link REIT	3,505,903	2.0
1,576,000		Sino Land Co.	1,845,033	1.0
296,000		Sun Hung Kai Properties Ltd.	3,814,412	2.2
657,200		Swire Properties Ltd.	1,741,306	1.0
			11,862,280	6.7

		Ireland: 0.3%
385,733		Hibernia REIT plc	464,521	0.3

		Japan: 12.5%
276		Activia Properties, Inc.	1,051,130	0.6
908		AEON REIT Investment Corp.	1,045,890	0.6
249		Kenedix Office Investment Corp.	1,493,663	0.8
414		Kenedix Retail REIT Corp.	835,543	0.5
1,748		LaSalle Logiport REIT	2,927,099	1.7
1,824		MCUBS MidCity Investment Corp.	1,408,364	0.8
230,435		Mitsui Fudosan Co., Ltd.	4,009,958	2.3
96,100		Nomura Real Estate Holdings, Inc.	1,828,897	1.0
2,775		Orix JREIT, Inc.	4,269,652	2.4
1,125	(1)	Sankei Real Estate, Inc.	1,057,893	0.6
170,200		Tokyo Tatemono Co., Ltd.	2,091,184	1.2
			22,019,273	12.5

		Luxembourg: 0.6%
46,962		Grand City Properties SA	1,134,092	0.6

		Singapore: 3.3%
1,333,219		CapitaLand Ltd.	2,665,589	1.5
615,500		CapitaLand Mall Trust	876,012	0.5
863,800		Mapletree Commercial Trust	1,240,911	0.7
406,200		Mapletree Industrial Trust	962,406	0.6
			5,744,918	3.3

		Sweden: 1.6%
91,151	(1)	Castellum AB	2,070,430	1.2
16,663		Catena AB	737,826	0.4
			2,808,256	1.6

		United Kingdom: 4.0%
88,701		Big Yellow Group PLC	1,188,978	0.7
48,798		Derwent London PLC	1,615,680	0.9
274,753		Grainger PLC	1,051,281	0.6
86,067		Safestore Holdings PLC	864,384	0.5
160,265		Segro PLC	1,926,002	1.1
344,792	(3)	Tritax EuroBox PLC	390,626	0.2
			7,036,951	4.0

		United States: 52.2%
53,100		Acadia Realty Trust	557,550	0.3
26,275		Alexandria Real Estate Equities, Inc.	4,204,000	2.4
61,442		American Campus Communities, Inc.	2,145,555	1.2
68,885		American Homes 4 Rent	1,961,845	1.1
49,680		Apartment Investment and Management Co.	1,675,210	1.0
88,822		Brandywine Realty Trust	918,419	0.5
124,904		Brixmor Property Group, Inc.	1,460,128	0.8
26,883		Camden Property Trust	2,392,049	1.4
53,783		Columbia Property Trust, Inc.	586,772	0.3
70,909		Cousins Properties, Inc.	2,027,288	1.2
5,994		Crown Castle International Corp.	998,001	0.6
119,979		CubeSmart	3,876,521	2.2
52,986		CyrusOne, Inc.	3,710,610	2.1
69,944		Duke Realty Corp.	2,580,934	1.5
69,476		Equity Residential	3,566,203	2.0
3,772		Extra Space Storage, Inc.	403,566	0.2
116,288		Healthcare Trust of America, Inc.	3,023,488	1.7
64,280		Healthpeak Properties, Inc.	1,745,202	1.0

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
161,396	Host Hotels & Resorts, Inc.	$ 1,741,463	1.0
75,663	Hudson Pacific Properties, Inc.	1,659,290	0.9
230,193	Invitation Homes, Inc.	6,443,102	3.7
37,105	Life Storage, Inc.	3,906,043	2.2
62,609	MGM Growth Properties LLC	1,751,800	1.0
70,202	Piedmont Office Realty Trust, Inc.	952,641	0.5
102,934	ProLogis, Inc.	10,357,219	5.9
16,825	QTS Realty Trust, Inc.	1,060,311	0.6
29,682	Regency Centers Corp.	1,128,510	0.6
119,234	Retail Properties of America, Inc.	692,750	0.4
66,628	Simon Property Group, Inc.	4,309,499	2.5
106,279	SITE Centers Corp.	765,209	0.4
61,491	Spirit Realty Capital, Inc.	2,075,321	1.2
112,705	STORE Capital Corp.	3,091,498	1.8
70,233	Ventas, Inc.	2,946,977	1.7
641,334	VEREIT, Inc.	4,168,671	2.4
138,720	VICI Properties, Inc.	3,241,886	1.8
67,906	Welltower, Inc.	3,740,942	2.1
		91,866,473	52.2

	Total Common Stock
	(Cost $154,366,249)	174,566,379	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.1%
984,050	(4) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $984,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,003,731, due 11/27/20-11/01/59)	984,050	0.5
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $1,984,050)	$ 1,984,050	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
494,036	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $494,036)	494,036	0.3

	Total Short-Term Investments
	(Cost $2,478,086)	2,478,086	1.4

	Total Investments in Securities (Cost $156,844,335)	$ 177,044,465	100.6
	Liabilities in Excess of Other Assets	(1,089,392)	(0.6)
	Net Assets	$ 175,955,073	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

REIT Diversification	Percentage of Net Assets
Real Estate Operating Companies	14.7%
Residential REITs	12.8
Office REITs	12.3
Industrial REITs	12.0
Specialized REITs	10.9
Retail REITs	10.5
Diversified Real Estate Activities	8.2
Diversified REITs	7.5
Health Care REITs	6.6
Hotel & Resort REITs	2.0
Real Estate Development	1.7
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,435,922	$–	$7,435,922
Belgium	–	2,464,385	–	2,464,385
Canada	4,883,400	–	–	4,883,400
Finland	–	1,036,518	–	1,036,518
Germany	–	15,809,390	–	15,809,390
Hong Kong	–	11,862,280	–	11,862,280
Ireland	–	464,521	–	464,521
Japan	–	22,019,273	–	22,019,273
Luxembourg	–	1,134,092	–	1,134,092
Singapore	–	5,744,918	–	5,744,918
Sweden	–	2,808,256	–	2,808,256
United Kingdom	390,626	6,646,325	–	7,036,951
United States	91,866,473	–	–	91,866,473
Total Common Stock	97,140,499	77,425,880	–	174,566,379
Short-Term Investments	494,036	1,984,050	–	2,478,086
Total Investments, at fair value	$97,634,535	$79,409,930	$–	$177,044,465
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3)	$–	$(3)
Total Liabilities	$–	$(3)	$–	$(3)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 83,579	HKD 647,752	Brown Brothers Harriman & Co.	10/05/20	$(2)
USD 84,050	HKD 651,406	Brown Brothers Harriman & Co.	10/06/20	(1)
				$(3)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $169,261,197.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 20,687,186
Gross Unrealized Depreciation	(12,902,142)
Net Unrealized Appreciation	$ 7,785,044